ACQUISITION OF MORNING STAR - Estimated fair values of the identifiable assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 22, 2023
ACQUISITION OF MORNING STAR
Goodwill	$ 21,237
Morning Star
ACQUISITION OF MORNING STAR
Net tangible assets				$ 420
Technologies				13,972
Goodwill		$ 0	$ 38,201	38,201
Deferred tax liabilities				(3,493)
Total purchase consideration				$ 49,100
Morning Star | Technology | Maximum
ACQUISITION OF MORNING STAR
Estimated useful life of Intangible assets				6 years 3 months 18 days